SEMIANNUAL REPORT


                              Premier Money
                              Market Shares


                              September 30, 2001


                              Treasury Portfolio









Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed
unless preceded or accompanied by an
Investors Cash Trust prospectus.

Dear Shareholder:
--------------------------------------------------------------------------------

We appreciate your decision to invest in the Premier Money Market Shares. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's semiannual report for the six-month period ended September 30, 2001.

Briefly, for the past six months the fund's Treasury Portfolio registered favorable performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining the stability of principal.

Economic Review and Outlook

The past six months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

Here is a brief review of developments. As the period progressed and the economy slowed, monetary policy embarked on a mission to not only stop the downturn, but return economic momentum to a favorable growth trajectory. In this regard rates were lowered on eight separate occasions by a total of 350 basis points. This downward movement of short-term rates was accompanied by a flattening of the yield curve versus the income pick-up for lengthening which was available at the start of the period. This implied a greater likelihood of future rate reductions.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Also consumer spending will reassert itself. Resiliency is a hallmark of our economy, and we will learn to move forward and attempt to return to our more normal ways despite the terrifying tragedy and the prospects for a long campaign against terrorism. In this context, interest rates will be lower, but the Fed will be reluctant to hold short-term rates below the pace of inflation for any meaningful time frame.

Fund Results
As of September 30, 2001

                                                 7-Day
                                             Current Yield
----------------------------------------------------------
Treasury Portfolio -- Premier Money
Market Shares                                    1.96%
----------------------------------------------------------

Thank you again for your investment in the Premier Money Market Shares. We look forward to serving your investment needs for years to come.


/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

October 17, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments                                                       as of September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


Treasury Portfolio
                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements** 48.2%
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 3.32%, 10/10/2001, to be repurchased at $5,013,833          5,000,000        5,000,000
Goldman Sachs Group, Inc., 2.55%, 10/16/2001, to be repurchased at $5,007,438        5,000,000        5,000,000
Greenwich Funding Corp., 3.15%, 10/1/2001, to be repurchased at $2,000,525           2,000,000        2,000,000
Lehman Brothers, Inc., 2.95%, 10/4/2001, to be repurchased at $5,002,868             5,000,000        5,000,000
Morgan Stanley Dean Witter & Co., 3.37%, 10/4/2001, to be repurchased at
  $7,013,761                                                                         7,000,000        7,000,000
Salomon Smith Barney Holdings, Inc., 3.4%, 10/16/2001, to be repurchased at
  $5,028,333                                                                         5,000,000        5,000,000
State Street Bank and Trust Co., 3.05%, 10/1/2001, to be repurchased at $2,729,694   2,729,000        2,729,000
-------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $31,729,000)                                                       31,729,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Short-Term Notes 51.8%
-------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 3.7%*, 4/2/2007                                  11,050,000       11,050,000
U.S. Treasury Bills, 1.8%***, 10/18/2001                                            10,000,000        9,991,500
U.S. Treasury Bills, 2.6%***, 10/4/2001                                              5,000,000        4,998,917
U.S. Treasury Bills, 2.67%***, 10/4/2001                                             8,000,000        7,998,220
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $34,038,637)                                                            34,038,637
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $65,767,637) (a)                                          65,767,637
-------------------------------------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.

*** Annualized yield; not a coupon rate.

(a) Cost for federal income tax purposes was $65,767,637.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities -- Treasury Portfolio as of September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost
  Short-term notes                                                                                $    34,038,637
-------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                                                31,729,000
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       21,870
-------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                           305,648
-------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       278,149
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                           66,373,304
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                         152,471
-------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                          327,619
-------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                      8,229
-------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        31,534
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         519,853
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $    65,853,451
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
Net assets consist of:
Paid-in capital                                                                                        65,853,451
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $    65,853,451
-------------------------------------------------------------------------------------------------------------------

Net Asset Value
-------------------------------------------------------------------------------------------------------------------
Service Shares

Net assets applicable to shares outstanding                                                            46,422,062
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             46,422,007
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $          1.00
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares

Net assets applicable to shares outstanding                                                            19,431,389
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             19,445,385
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $          1.00
-------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      Treasury
Investment Income                                                                                     Portfolio
-------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                          $     1,639,569
-------------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                                             62,642
-------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                   29,228
-------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                              2,301
-------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                 84,307
-------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                    2,688
-------------------------------------------------------------------------------------------------------------------
Legal                                                                                                         368
-------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                 2,042
-------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                    15,227
-------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                          26,216
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                       6,125
-------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                 231,144
-------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                       (46,994)
-------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                  184,150
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   1,455,419
-------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) from investment transactions                                               --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                   $     1,455,419
-------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets -- Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------

                                                                                      Six Months
                                                                                         Ended
                                                                                     September 30,
                                                                                         2001         Year Ended
Increase (Decrease) in Net Assets                                                     (Unaudited)   March 31, 2001
-------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                               $   1,455,419  $   3,385,401
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         1,455,419      3,385,401
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income (Service Shares)                                                (1,146,605)    (2,620,914)
-------------------------------------------------------------------------------------------------------------------
Net investment income (Premier Money Market Shares)                                     (303,616)      (764,487)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions:
Service Shares:
Proceeds from shares sold                                                              14,041,439     50,500,010
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                           1,124,723      2,174,058
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              (35,559,963)   (33,747,109)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                   (20,393,801)     18,926,959
-------------------------------------------------------------------------------------------------------------------

Premier Money Market Shares:
Proceeds from shares sold                                                              19,569,712    66,860,789*
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             303,616       704,231*
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              (22,122,214)  (45,889,886)*
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    (2,248,886)    21,675,134*
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                    (22,637,489)     40,602,093
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                      88,490,940     47,888,847
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                         $  65,853,451  $  88,490,940
-------------------------------------------------------------------------------------------------------------------

* For the period April 28, 2000 (commencement of operations) to March 31, 2001.



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------


Treasury Portfolio -- Premier Money Market Shares

--------------------------------------------------------------------------------
 Years Ended March 31,                                         2001^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00  $  1.00
--------------------------------------------------------------------------------
Net investment income                                            .01      .05
--------------------------------------------------------------------------------
Less distributions from net investment income                  (.01)    (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                               $  1.00  $  1.00
--------------------------------------------------------------------------------
Total Return (%)^c                                              1.43**   5.04**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                       19,431   21,675
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                1.02*   1.12^d*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 1.00*   1.00d*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             2.90*    5.20*
--------------------------------------------------------------------------------

^a  For the six months ended September 30, 2001 (Unaudited).

^b  For the period April 28, 2000 (commencement of operations) to March 31,
    2001.

^c  Total return would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred with the reorganization in fiscal 2000 before and after expense reductions were 1.10% and 1.00% respectively.

*   Annualized

**  Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers two series of shares (portfolios) -- the Government Securities Portfolio and the Treasury Portfolio. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the Service Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Related Parties

Management Agreement. The Fund has an Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Until July 31, 2002, ZSI has agreed to waive and reimburse certain operating expenses of the Fund as follows:

                                                               Expense
Portfolio                                                       Limit*
------------------------------------------------------------------------
Treasury Portfolio:
  Service Shares                                                  .25%
------------------------------------------------------------------------
  Premier Money Market Shares                                    1.00%
------------------------------------------------------------------------

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, ZSI reimbursed the Treasury Portfolio -- Service Shares $11,958 for the six months ended September 30, 2001.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. For the six months ended September 30, 2001, the amount charged to the Treasury Portfolio by SISC aggregated as follows:

                                                 Shareholder
                                                   service     Unpaid at
                                        Total    fees waived  September 30,
Portfolio                            Aggregated    by SISC        2001
---------------------------------------------------------------------------
Treasury Portfolio                   $  29,228  $   3,330   $   9,595
---------------------------------------------------------------------------

Distribution Services Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of the Premier Money Market Shares of the Treasury Portfolio. For the six months ended September 30, 2001, the distribution services fee was as follows:

                                                                  Unpaid at
                                                       Total     September 30,
Distribution Fee                                     Aggregated      2001
-------------------------------------------------------------------------------
Treasury Portfolio:
Premier Money Market Shares                         $  26,591   $  10,199
-------------------------------------------------------------------------------

SDI provides information and administrative services ("Service Fee") to the Treasury Portfolio at an annual fee of up to 0.25% of average daily net assets. For the six months ended September 30, 2001, the Fund incurred fees as follows:

                                                       ASF fee    Unpaid at
                                            Total     waived by  September 30,
Service Fee                              Aggregated      SDI         2001
-------------------------------------------------------------------------------
Treasury Portfolio:
  Service Shares                         $  31,125  $  31,125   $      --
-------------------------------------------------------------------------------
  Premier Money Market Shares               26,591         --       8,737
-------------------------------------------------------------------------------

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended September 30, 2001, Treasury Portfolio's custodian and transfer agent fees were reduced by $542 and $39, respectively, under these arrangements.

4. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

 5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                                                          Six months ended                   Year ended
ICT Treasury                                             September 30, 2001                March 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                       Shares         Dollars          Shares          Dollars
-------------------------------------------------------------------------------------------------------------------

Shares Sold
-------------------------------------------------------------------------------------------------------------------
Class Service                                       14,041,441    $ 14,041,439      50,500,010    $ 50,500,010
-------------------------------------------------------------------------------------------------------------------
Class Premier                                       19,545,821      19,569,712     66,860,789*     66,860,789*
-------------------------------------------------------------------------------------------------------------------
                                                                  $ 33,611,151                    $117,360,799
-------------------------------------------------------------------------------------------------------------------

Shares Issued to Shareholders in Reinvestment of Distributions
-------------------------------------------------------------------------------------------------------------------
Class Service                                        1,124,723    $  1,124,723       2,174,058    $  2,174,058
-------------------------------------------------------------------------------------------------------------------
Class Premier                                          346,644         303,616        704,231*        704,231*
-------------------------------------------------------------------------------------------------------------------
                                                                  $  1,428,339                    $  2,878,289
-------------------------------------------------------------------------------------------------------------------

Shares Redeemed
-------------------------------------------------------------------------------------------------------------------
Class Service                                     (35,559,963)    $(35,559,963)   (33,747,109)    $(33,747,109)
-------------------------------------------------------------------------------------------------------------------
Class Premier                                     (22,122,214)    (22,122,214)    (45,889,886)*   (45,889,886)*
-------------------------------------------------------------------------------------------------------------------
                                                                  $(57,682,177)                   $(79,636,995)
-------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)
-------------------------------------------------------------------------------------------------------------------
Class Service                                     (20,393,799)    $(20,393,801)     18,926,959    $ 18,926,959
-------------------------------------------------------------------------------------------------------------------
Class Premier                                      (2,229,749)     (2,248,886)     21,675,134*     21,675,134*
-------------------------------------------------------------------------------------------------------------------
                                                                  $(22,642,687)                   $ 40,602,093
-------------------------------------------------------------------------------------------------------------------

* For the period April 28, 2000 (commencement of sales) to March 31, 2001.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Investors Cash Trust was held on Thursday, June 21, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the Treasury Portfolio for the current fiscal year:

              Affirmative              Against                 Abstain
--------------------------------------------------------------------------------
              34,471,162                19,739                 205,435
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Notes
--------------------------------------------------------------------------------